Note 8 - Share Capital	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
8.	SHARE CAPITAL

(a)	Issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

As at
December 31, 2018,
there were
85,539,476
shares outstanding (
December 31, 2017:
85,478,790
).

On
November 28, 2017,
the Company closed a non-brokered private placement offering and issued
4,599,641
common shares at
$10.47
per share, for gross proceeds of
$48,158.
The Company paid legal and filing costs of
$223
resulting in net proceeds of
$47,935.

During the year ended
December 31 2018,
no
stock options were exercised for cash and
135,000
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
58,191
shares were issued in settlement of the stock options and the remaining
76,809
options were cancelled.

During the year ended
December 31, 2017,
45,400
stock options were exercised for cash proceeds of
$283.
An additional
225,000
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
127,845
shares were issued in settlement of the stock options and the remaining
97,155
options were cancelled.

During the year ended
December 31, 2018,
2,495
restricted share units were converted into shares.

During the year ended
December 31, 2017,
682
restricted share units and
1,018
performance share units were converted into shares.

(b)	Stock options

The Company
may
enter into Incentive Stock Option Agreements with officers, employees, and consultants. On
June 15, 2017,
the Shareholders re-approved the Company’s rolling Stock Option Plan (the “Plan”). The maximum number of common shares that may
be issuable under the Plan is set at
5%
of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (
Note
8
(c)
) shall
not
exceed
5%
of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of
5
years. As at
December 31, 2018,
there were
1,734,294
stock options outstanding under the Plan and
400,000
inducement options outstanding outside of the Plan.

Stock option grants are recommended for approval to the Board of Directors by the Compensation Committee consisting of three
independent members of the Board of Directors. At the time of a stock option grant, the exercise price of each option is set and in accordance with the Plan, cannot be lower than the market value of the common shares at the date of grant.

The following table summarizes the Company’s option activity for the year:

	Year ended December 31, 2018	Weighted average exercise price (C$/option)	Year ended December 31, 2017	Weighted average exercise price (C$/option)

Outstanding, beginning of year	2,269,294	$9.50	2,254,172	$8.71
Granted	–	–	285,522	13.91
Exercised for cash	–	–	(45,400)	8.19
Exercised cashless	(135,000)	7.94	(225,000)	7.46

Outstanding, end of year	2,134,294	$9.59	2,269,294	$9.50

Although
no
stock options were granted during the year ended
December 31, 2018 (
December 31, 2017:
285,522
stock options were granted with a weighted average grant date fair value of
$1,070
or
$3.75
per option), the Board of Directors approved in
2018
a designated value of
$967
of options to be granted subsequent to year end.

The following table summarizes the Company’s stock options outstanding and exercisable as at
December 31, 2018:

	Exercise price ($C/option)			Number outstanding	Number exercisable	Weighted average remaining contractual life (years)
(1)		5.35		400,000	400,000	0.25
		5.86		380,000	380,000	0.25
		9.16		21,666	21,666	1.70
		9.28		368,333	368,333	1.93
		10.02		187,500	187,500	1.48
		10.04		263,500	263,500	0.50
		13.91		285,522	95,174	3.93
		17.55		227,773	151,849	2.93
	C$5.35	-	C$17.55	2,134,294	1,868,022	1.47

(
1
)
Inducement options issued outside the Company's Plan as an incentive to attract senior officers for employment.

During the year ended
December 31, 2018,
the Company recorded share based payment expense of
$904
(
December 31, 2017:
$893
) relating to stock options vested to employees and consultants in the year.

(c)	Restricted and performance share units

On
June 15, 2017,
the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”). The maximum number of common shares that may
be issuable under the Share Unit Plan is set at
1.5%
of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (
Note
8
(b)
) shall
not
exceed
5%
of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of
5
years unless otherwise specified by the Board, and each unit entitles the participant to receive one
common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria.

In the year ended
December 31, 2018,
no
RSUs were granted (
December 31, 2017:
nil
) and
2,495
RSUs were converted and settled in common shares (
December 31, 2017:
682
). As at
December 31, 2018,
there were
43,343
RSUs issued and outstanding under the Share Unit Plan, all of which had vested and are convertible into common shares of the Company.

In the year ended
December 31, 2018,
although
no
PSUs were granted (
December 31, 2017:
88,665
) the Board of Directors approved a designated dollar amount of
$886
to be granted subsequent to year end.
No
PSUs were converted and settled in common shares in the year ended
December 31, 2018 (
December 31, 2017:
1,018
) and
40,946
PSUs previously issued (
December 31, 2017:
nil
) were forfeited as the Company failed to meet a performance factor within the performance period. The Company reversed the previously recognized share-based payment expense in relation to the forfeited PSUs in the amount of
$284.

As at
December 31, 2018,
there were
186,904
PSUs issued and outstanding under the Share Unit Plan, of which
29,154
had vested and are convertible into common shares of the Company. Included in the PSUs at
December 31, 2018,
are
157,750
PSUs with vesting conditions subject to a market share price performance factor measured over a three
-year performance period, resulting in a PSU payout range from
0%
or
nil
PSUs to
200%
or
315,500
PSUs. The Company estimates the fair value of the PSUs on grant date using the Monte Carlo simulation model.

The Company recognized a share-based payment expense of
$319
(
December 31, 2017:
$411
) relating to RSUs and PSUs vesting in the year.

(d)	Deferred share units

On
June 15, 2017,
the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, in the form of Deferred Share Units (“DSUs”). Directors may
also elect to receive all or a portion of their annual retainer and meeting fees in the form of DSUs. DSUs may
be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may
be issuable under the DSU Plan is set at
1.0%
of the number of issued and outstanding common shares on a non-diluted basis.

Although
no
DSUs were granted during the year ended
December 31, 2018 (
December 31, 2017:
66,325
DSUs were granted under the plan and
13,109
DSUs were granted to directors who elected to received their retainer and meeting fees in the form of DSUs rather than cash), the Company has recorded a liability and share based payment expense in respect of
$770
in
2018
DSUs to be granted subsequent to year end. An additional DSU share-based payment expense of
$116
was recognized in the year ended
December 31, 2018
with respect to Directors who elected to receive all or a portion of their annual retainer and meeting fees in the form of DSUs (
December 31, 2017:
$964
of combined DSU share based payment expense).

Under the DSU plan,
no
common shares are to be issued, or cash payments made to, or in respect of a participant in the DSU Plan prior to such eligible participant’s termination date. As at
December 31, 2018,
there are
452,739
DSUs issued and outstanding under the DSU Plan, all of which have vested.

As at
December 31, 2018,
there are
2,417,280
common shares issuable under the combined share compensation arrangements referred to above (the Plan, the Share Unit Plan and the DSU Plan) representing
2.83%
of the issued and outstanding common shares on a non-diluted basis, and there are
2,715,089
share-based awards available for grant under these combined share compensation arrangements.